LONG-TERM LOANS FROM BANKS (Details 1) $ in Thousands	Dec. 31, 2017 USD ($)
Maturities of Long-term Debt [Line Items]
2018 (current maturities)	$ 5,101
2019	2,341
2020	1,506
2021 and thereafter	1,168
Long-term loans from banks	$ 10,116